4600 S. Syracuse St., Suite 1100 Denver, Colorado 80237 (720) 493-4256

September 9, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Retail Prospectus and Class I2 Prospectus, dated September 4, 2014, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 189) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on August 28, 2014 via EDGAR (Accession Number 0001193125-14-325460).

Please direct any comments or questions concerning this filing to the undersigned at (720) 493-4256.

Very truly yours,

/s/ Tané T. Tyler
Tané T. Tyler
Vice President, Assistant General Counsel, Chief Legal Officer and Secretary
Transamerica Asset Management, Inc.